Income Taxes - Schedule of Income Tax Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Expense [Abstract]
Current tax expense (recovery)	$ 12,967	$ 50,943	$ 75,780
Deferred tax expense (recovery)	(80,345)	(63,980)	13,816
Tax expense (recovery)	$ (67,378)	$ (13,037)	$ 89,596